Goodwill and other intangible assets (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Goodwill and other intangible assets
Beginning balance	$ 1,625,625
Ending balance	2,078,053	$ 1,625,625
Cost
Goodwill and other intangible assets
Beginning balance	1,806,617	1,500,380
Additions during the period	13,238	5,054
Additions through business combinations	529,400	387,421
Disposals		(741)
Effects of movements in exchange rates	(58,607)	(85,497)
Ending balance	2,290,648	1,806,617
Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(180,992)	(153,283)
Charge for the period	40,518	38,166
Disposals		741
Effects of movements in exchange rates	8,915	9,716
Ending balance	(212,595)	(180,992)
Goodwill
Goodwill and other intangible assets
Beginning balance	779,896
Ending balance	917,019	779,896
Goodwill | Cost
Goodwill and other intangible assets
Beginning balance	780,147	656,507
Additions through business combinations	148,633	156,849
Effects of movements in exchange rates	(11,510)	(33,209)
Ending balance	917,270	780,147
Goodwill | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(251)	(251)
Ending balance	(251)	(251)
Customerrelated intangible assets
Goodwill and other intangible assets
Beginning balance	746,196
Ending balance	997,368	746,196
Customerrelated intangible assets | Cost
Goodwill and other intangible assets
Beginning balance	877,764	732,434
Additions through business combinations	310,677	191,332
Effects of movements in exchange rates	(34,088)	(46,002)
Ending balance	1,154,353	877,764
Customerrelated intangible assets | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(131,568)	(109,715)
Charge for the period	32,500	29,037
Effects of movements in exchange rates	7,083	7,184
Ending balance	(156,985)	(131,568)
Network - related intangible assets
Goodwill and other intangible assets
Beginning balance	85,317
Ending balance	142,009	85,317
Network - related intangible assets | Cost
Goodwill and other intangible assets
Beginning balance	107,202	73,552
Additions through business combinations	70,090	38,205
Effects of movements in exchange rates	(9,657)	(4,555)
Ending balance	167,635	107,202
Network - related intangible assets | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(21,885)	(19,022)
Charge for the period	5,013	4,237
Effects of movements in exchange rates	1,272	1,374
Ending balance	(25,626)	(21,885)
Licenses
Goodwill and other intangible assets
Beginning balance	10,829
Ending balance	18,579	10,829
Licenses | Cost
Goodwill and other intangible assets
Beginning balance	17,706	15,796
Additions during the period	11,908	3,145
Disposals		(18)
Effects of movements in exchange rates	(3,581)	(1,217)
Ending balance	26,033	17,706
Licenses | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(6,877)	(6,456)
Charge for the period	1,661	978
Disposals		15
Effects of movements in exchange rates	1,084	542
Ending balance	(7,454)	(6,877)
Software
Goodwill and other intangible assets
Beginning balance	3,387
Ending balance	3,078	3,387
Software | Cost
Goodwill and other intangible assets
Beginning balance	23,798	22,091
Additions during the period	1,330	1,909
Additions through business combinations		1,035
Disposals		(723)
Effects of movements in exchange rates	229	(514)
Ending balance	25,357	23,798
Software | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(20,411)	(17,839)
Charge for the period	1,344	3,914
Disposals		726
Effects of movements in exchange rates	(524)	616
Ending balance	$ (22,279)	$ (20,411)